Intangible assets: (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets:
Schedule of intangible assets

December 31, 2012	Cost	Accumulated amortization	Net book value

Patents and trademarks	$20,192	$1,758	$18,434
Technology	6,961	1,901	5,060
Customer contracts	14,404	2,709	11,695
Non-compete agreement	44	18	26

	$41,601	$6,386	$35,215

December 31, 2011	Cost	Accumulated amortization	Net book value

Patents and trademarks	$19,508	$727	$18,781
Technology	6,380	1,122	5,258
Customer contracts	13,334	815	12,519
Non-compete agreement	37	13	24

	$39,259	$2,677	$36,582